Investments in Affiliated Companies (Movement of Investments in Affiliates) (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Beijing Chenkang [Member] CNY	Dec. 31, 2011 Beijing Chenkang [Member] CNY	Dec. 31, 2012 Shanghai Maishi [Member] CNY	Dec. 31, 2011 Shanghai Maishi [Member] CNY	Dec. 31, 2010 Shanghai Maishi [Member] CNY	Dec. 31, 2012 MCI Investment Fund [Member] CNY	Dec. 31, 2011 MCI Investment Fund [Member] CNY	Dec. 31, 2012 Chengdu Awata [Member] CNY	Dec. 31, 2011 Chengdu Awata [Member] CNY	Dec. 31, 2010 Chengdu Awata [Member] CNY	Dec. 31, 2012 Beijing Yicheng Tianxia [Member] CNY	Dec. 31, 2011 Beijing Yicheng Tianxia [Member] CNY	Dec. 31, 2010 Beijing Yicheng Tianxia [Member] CNY	Dec. 31, 2012 Anipark [Member] CNY	Dec. 31, 2011 Anipark [Member] CNY	Dec. 31, 2010 Anipark [Member] CNY	Dec. 31, 2011 Shijiazhuang Hailan Online Game Development Co., Ltd. ("Shijiangzhuang Hailan") [Member] CNY	Dec. 31, 2010 Shijiazhuang Hailan Online Game Development Co., Ltd. ("Shijiangzhuang Hailan") [Member] CNY	Dec. 31, 2012 Shanghai Lantian [Member] CNY	Dec. 31, 2011 Shanghai Lantian [Member] CNY	Dec. 31, 2010 Shanghai Lantian [Member] CNY	Dec. 31, 2011 Shenzhen Youyou Digital Technology Co., Ltd.("Shenzhen Youyou") [Member] CNY	Dec. 31, 2010 Shenzhen Youyou Digital Technology Co., Ltd.("Shenzhen Youyou") [Member] CNY	Dec. 31, 2012 Shanghai Shimai [Member] CNY	Dec. 31, 2011 Shanghai Shimai [Member] CNY	Dec. 31, 2012 Shanghai Siyuan [Member] CNY	Dec. 31, 2011 Shanghai Siyuan [Member] CNY	Dec. 31, 2012 Shanghai Qiyu [Member] CNY	Dec. 31, 2011 Shanghai Qiyu [Member] CNY	Dec. 31, 2010 Shanghai Qiyu [Member] CNY	Dec. 31, 2012 Fuzhou Lingyu [Member] CNY	Dec. 31, 2011 Fuzhou Lingyu [Member] CNY	Dec. 31, 2010 Fuzhou Lingyu [Member] CNY	Dec. 31, 2012 Xiamen Lianyu [Member] CNY	Dec. 31, 2011 Xiamen Lianyu [Member] CNY	Dec. 31, 2010 Xiamen Lianyu [Member] CNY	Dec. 31, 2012 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2011 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2010 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2012 Shanghai Shengduo [Member] CNY	Dec. 31, 2012 Shanghai Ningle [Member] CNY	Dec. 31, 2012 AKGI fund [Member] CNY	Dec. 31, 2012 Fuzhou Shudong [Member] CNY	Dec. 31, 2012 Chengdu Yunyou [Member] CNY	Dec. 31, 2012 Suzhou Shengyou Network Development Co., Ltd [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY	Dec. 31, 2012 Zhejiang Shengwang [Member] CNY	Dec. 31, 2011 Zhejiang Shengwang [Member] CNY	Dec. 31, 2012 Shanda Online [Member] CNY	Dec. 31, 2012 Giant [Member] CNY
Schedule of Investments [Line Items]
Investment in affiliated companies, Beginning balance	37,882	31,452	8,703	$ 30,004	9,820	0	4,578	5,229	0	4,186	0	3,989	5,000	0	3,460	7,842	0	3,077	3,023	6,751	3,661	0	2,690	2,866	0	2,197	123	2,050	0	1,941	0	829	829	829	319	319	319	297	297	505	38	151	0	0	0	0	0	0	0	8	38	176	600	0	0	0
Investments	167,088	18,974	28,002		0	10,000	0	0	4,800	2,247	4,324	0	0	5,000	0	0	8,000	0	0	0	0	4,000	0	0	3,000	0	3,000	0	1,733	0	2,000	0	0	0	0	0	0	0	0	0	0	0	0	10,000	9,000	5,655	2,000	1,400	1,000	65	317	202	0	600	127,387	8,334
Share of Profits /(Losses)	(11,679)	(4,413)	(5,376)		(1,098)	(180)	(341)	(651)	429	(892)	(171)	(325)	(1,011)	0	(3,460)	(4,382)	(158)	(1,616)	2,386	(3,851)	(267)	(339)	(47)	(176)	(134)	0	(926)	(869)	317	(25)	(59)	0	0	0	0	0	0	(297)	0	(208)	(38)	(113)	151	(1,158)	(241)	(63)	(325)	(123)	(1,000)	239	(106)	(340)	0	0	0	0
Impairment	(7,455)	(5,591)			0	0	0	0		0	0	(3,664)	0		0	0		0	0		(3,394)		(2,643)	0		(2,197)		0	0	0	0	(829)	0		(319)	0		0	0		0	0		0	0	0	0	0	0	0	0		0	0	0	0
Other Equity Movement	1,090	(2,540)	123		0	0	0	0	0	371	33	0	0	0	0	0	0	89	(2,332)	123	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	191	0	0	0	0	(241)	0	0	0	0	439
Investment in affiliated companies, Ending balance	186,926	37,882	31,452	$ 30,004	8,722	9,820	4,237	4,578	5,229	5,912	4,186	0	3,989	5,000	0	3,460	7,842	1,550	3,077	3,023	0	3,661	0	2,690	2,866	0	2,197	1,181	2,050	1,916	1,941	0	829	829	0	319	319	0	297	297	0	38	151	8,842	8,759	5,783	1,675	1,277	0	312	8	38	600	600	127,387	8,773